Annual Total Returns[BarChart] - The Hartford International Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.41%)	18.90%	26.92%	(5.03%)	0.81%	13.59%	24.34%	(17.91%)	17.93%	(6.29%)